Document and Entity Information	15 Months Ended
Jun. 30, 2017
Document Type	S-1
Amendment Flag	true
Amendment Description	We are filing this post-effective amendment to update the financial statements and other information contained in our registration statement (Registration No. 333-209124) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on February 11, 2016. The Registration Statements registered (i) shares of common stock, (ii) warrants to purchase shares of common stock and (iii) shares of common stock issuable upon exercise of the warrants. This post-effective amendment concerns only the shares of common stock issuable upon exercise of outstanding warrants sold pursuant to the Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Document Period End Date	Jun. 30, 2017
Trading Symbol	wter
Entity Registrant Name	ALKALINE WATER Co INC
Entity Central Index Key	0001532390
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY